Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Property and equipment, gross	$ 36,746	$ 34,947
Less: accumulated depreciation	(25,125)	(16,879)
Property and equipment, net	12,946	19,194
Depreciation	9,500	8,300	$ 4,500
Network equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	27,369	27,804
Leasehold improvements
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,784	2,755
Electronic equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	3,706	3,324
Furniture, computers and office equipment
Property, Plant and Equipment [Line Items]
Property and equipment, gross	1,057	1,064
Self-developed software
Property, Plant and Equipment [Line Items]
Property and equipment, gross	830	0
Property and equipment, net	91	844
Construction in progress
Property, Plant and Equipment [Line Items]
Property and equipment, net	$ 1,234	$ 282